UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.
-----------------
(Exact name of registrant as specified in charter)

5348 Vegas Drive, Suite 391
Las Vegas, Nevada 89108
(Address of principal offices)(Zip code)

East Biz Com, Inc.
5348 Vegas Drive
Las Vegas, Nevada 89108
(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: 702-871-8678

Date of Fiscal Year End: FEBRUARY 28

Date of Reporting Period: May 31, 2011

Item 1. Schedule of Investments

Copley Fund, Inc.
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 114.72%
Banking - 5.24%
J.P. Morgan Chase & Company	42,000	$1,816,080
PNC Financial Services Group, Inc.	25,000	1,560,500
		3,376,580
Consumer Products - 1.59%
Kimberly-Clark Corp.	15,000	1,024,500

Diversified Utility Companies - 13.81%
Alliant Energy Corp.	20,000	822,600
Dominion Resources, Inc.	60,000	2,863,200
NextEra Energy, Inc.	90,000	5,215,500
		8,901,300
Drug Companies - 4.46%
Bristol Myers Squibb Co.	100,000	2,876,000

Electric & Gas - 18.11%
American Electric Power, Inc.	35,000	1,337,000
First Energy Corp.	40,000	1,784,800
Great Plains Energy, Inc.	30,000	635,100
Integrys Energy Group, Inc.	20,000	1,046,800
Progress Energy, Inc.	40,000	1,904,800
Public Service Enterprise Group, Inc.	30,000	1,005,000
Scana, Corp.	50,000	2,033,500
Sempra Energy, Inc.	35,000	1,930,950
		11,677,950
Electric Power Companies - 18.20%
Ameren Corp.	12,500	371,375
DTE Energy Co.	55,000	2,839,100
Duke Energy Corp.	54,600	1,023,750
Exelon Corp.	23,200	970,920
Nstar Corp.	50,000	2,302,000
PPL Corp.	100,000	2,819,000
Southern Co.	35,000	1,402,800
		11,728,945
Gas Utilites & Supplies - 10.12%
Delta Natural Gas Co.	20,000	631,400
New Jersey Resources Corp.	56,250	2,592,000
Northwest Natural Gas Co.	40,000	1,806,800
WGL Holdings, Inc.	38,000	1,491,500
		6,521,700

Copley Fund, Inc.
Schedule of Investments (Continued)
May 31, 2011 (Unaudited)

	Shares	Market Value
Insurance - 3.56%
Arthur J. Gallagher & Co.	80,000	$2,296,800

Office Equipment - 1.48%
Pitney Bowes, Inc.	40,000	955,600

Oils - 24.40%
Chevron Texaco Corp.	46,200	4,846,842
Exxon-Mobil Corp.	106,086	8,854,998
Sunoco, Inc.	50,000	2,024,500
		15,726,340
Pipelines - 1.17%
Spectra Energy Corp.	27,300	753,207

Retail - 1.63%
Wal-Mart Stores, Inc.	19,000	1,049,180

Telephone - 10.95%
AT&T, Inc.	95,000	2,998,200
Frontier Communications Corp.	62,803	555,807
Verizon Communications, Inc.	95,000	3,508,350
		7,062,357

TOTAL COMMON STOCKS (Cost $25,193,800) - 114.72%		73,950,459
Liabilities in excess of other assets - (14.72%)		(9,489,860)
NET ASSETS - 100.00%		$64,460,599
________________________

At May 31, 2011, the net unrealized appreciation based on cost for financial reporting purposes of $25,193,800 was as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost	$48,807,323
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value	(50,664)
Net unrealized appreciation	$48,756,659

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Copley Fund, Inc.
Schedule of Investments (Continued)
May 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	73,950,459	-	-	73,950,459
Total	73,950,459	-	-	73,950,459

The Fund did not hold any Level 3 securities during the period.  There were no significant transfers into and out of Level 1 & 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Schedule of Investments for industry classifications.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title)  /s/ Irving Levine
BY:  Irving Levine
ITS: President
(Chief Executive Officer/Chief Financial Officer)
Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Irving Levine
BY:  Irving Levine
ITS: President
(Chief Executive Officer/Chief Financial Officer)
Date: July 29, 2011